Annual Fund Operating Expenses - Retail - Vanguard GNMA Fund	May 28, 2021
Investor Shares
Operating Expenses:
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.21%
Admiral Shares
Operating Expenses:
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.11%